                          American Century Investments
                                4500 Main Street
                           Kansas City, Missouri 64111

February 25, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  American Century Variable Portfolios, Inc. (the "Registrant")
       - 1933 Act File No. 33-14567, Post-Effective Amendment No. 42
       - 1940 Act File No. 811-5188, Amendment No. 42

Ladies/Gentlemen:

     Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the
Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 42 and 1940 Act Amendment
No. 42 to the Registration Statement on Form N-1A filed by the Registrant.

     The principal purposes of this Post-Effective Amendment are to (i) to comply with new disclosure requirements, including those regarding market timing and selective disclosure of portfolio holdings and regarding enhanced portfolio manager disclosure; and (ii) make other such changes as are deemed appropriate.

     If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3226.

Very truly yours,

/s/ Kathleen Gunja Nelson
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Kathleen Gunja Nelson
Corporate Counsel